Subsequent events (Details Narrative) - Non Adjusting Events [Member] - USD ($)	Jun. 13, 2022	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 100
Prices specified in forward agreements to purchase financial assets for cash		$ 300,000